History and activity of the Company (Tables)	12 Months Ended
Dec. 31, 2023
History and activity of the company [abstract]
Summary of Subsidiaries Over Which Control is Exercised, Directly and Indirectly

The following are the Subsidiaries as of December 31, 2023 and 2022 over which control is exercised, directly and indirectly:

	% of ownership
	December 31,			Functional
Company	2023(1)	2022(1)	Country	currency	Main activity
BBB Foods Limited Partnership	100%	100%	Scotland	Mexican peso	Intermediate parent
Lothian Shelf Limited	100%	100%	Scotland	Mexican peso	Holding Company
Tiendas Tres B, S.A. de C.V.	100%	100%	Mexico	Mexican peso	Operating company
Tiendas BBB, S.A. de C.V.	100%	100%	Mexico	Mexican peso	Owner of some trademarks of the Company
Desarrolladora Tres B, S.A. de C.V.	100%	100%	Mexico	Mexican peso	Owner of a piece of land

(1)
BBB Foods Inc. owns 99.99% of Tiendas Tres B, Tiendas BBB and Desarrolladora Tres B, S.A. de C.V. (collectively, the “Mexican Subsidiaries”) through BBB Foods Limited Partnership and 0.01% through Lothian Shelf Limited.